Derivative Instruments and Hedging Activities (Textuals) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2006 USD ($)
Derivative Instruments and Hedging Activities (Textuals)
Fair value of investment hedge contracts	$ 1,221	$ 313
Derivatives used in net investment hedge, increase (decrease), gross of tax	$ 788	4,563
Maximum remaining maturity of foreign currency derivatives	24 months
Fair value of non-designated foreign exchange forward contracts	$ 776	705
Number of interest rate swap contracts	2
Notional amount of pay-fixed receive-variable interest rate swaps			$ 200,000
Fair value of interest rate contracts	$ (1,212)	(2,351)
Gain on interest rate cash flow hedges, pretax	1,093	$ 1,181
Anticipated reclassification from other comprehensive income to interest expense within the next 12 months	906
Interest Rate Swap
Derivative Instruments and Hedging Activities (Textuals)
Notional amount of pay-fixed receive-variable interest rate swaps	$ 50,000